Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	5,250,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 84,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,600.40
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a)